DAMAGES PROVISION (Tables)	12 Months Ended
Dec. 31, 2018
DAMAGE PROVISION
Schedule of damage provisions

	December 31,	December 31,	December 31,
	2018	2017	2016

Initial damages	$—	$—	$70,000,000
Enhanced damages	—	—	21,000,000
Pre-judgment interest	—	—	20,675,154
Accrued post-judgment interest	—	—	105,942
	$—	$—	$111,781,096